COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 BIRD [Member]	Dec. 31, 2012 OCS [Member]	Dec. 31, 2011 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2012 OCS [Member] Maximum [Member]	Dec. 31, 2012 OCS [Member] Minimum [Member]
Commitments [Line Items]
Royalties payable, percent of sales				5.00%				5.00%	3.00%
Total obligation for royalties				$ 2,066	$ 1,500
Amount of royalties charged to operations						1	6
Grants receivable from the OCS					5,594
Grants received from OCS					142	382	179
Lease agreement to purchase machinery, liability amount	224
Capital lease liability		16	45
Total bank guarantees provided to customers and others		$ 1,790